Severance, Restructuring and Other Charges, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Severance, Restructuring and Other Charges
Summary of severance, restructuring and other charges, net
	Three Months Ended March 31,
	2013	2012
Severance	$679	$2,455
Lease exit charges, net	46	349
Transaction related expenses	974	—
Severance, restructuring and other charges, net	$1,699	$2,804

	Year Ended December 31,
	2012	2011	2010
Severance	$5,627	$11,079	$6,501
Lease exit charges	4,898	7	3,443
Asset impairment charges	—	275	1,746
Transaction related expenses	3,876	(592)	209

Severance, restructuring and other charges, net	$14,401	$10,769	$11,899

Schedule of the activity in the Company's restructuring and other liabilities, which are included in liabilities

	Reduction in work-force and severance	Closure of call centers	Transaction related expense	Total
Balance at December 31, 2012	$1,042	$1,810	$470	$3,322
Expense	679	46	974	1,699
Cash Paid	(875)	(701)	(740)	(2,316)
Balance at March 31, 2013	$846	$1,155	$704	$2,705

	Reduction in work-force and severance	Closure of call centers	Transaction related expense	Total
Balance at December 31, 2010	$2,491	$2,807	$—	$5,298
Expense	11,196	946	—	12,142
Cash Paid	(11,627)	(897)	—	(12,524)
Reversals(1)	(115)	(1,421)	—	(1,536)

Balance at December 31, 2011	$1,945	$1,435	$—	$3,380
Expense	5,627	4,898	3,876	14,401
Cash Paid	(6,530)	(4,061)	(3,406)	(13,997)
Reclassification(2)	—	(462)	—	(462)

Balance at December 31, 2012	$1,042	$1,810	$470	$3,322

(1)
During the year ended December 31, 2011, the Company reversed a previously recorded lease exit reserve.

(2)
During the year ended December 31, 2012, the Company reclassified $462 from restructuring liabilities to deferred rent liabilities.